Note 22 - Other Liabilities (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Overfunded Plan	$ 9.0	$ 2.1
Estimate of contributions expected to be paid to plan for next annual reporting period	0.8
Post-employment benefits | Unfunded
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	0.7	1.6
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 2.5	3.8
Post-employment benefits | Unfunded | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 6.7
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 5.9
Post-employment benefits | Unfunded | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3.5
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	3.2
Post-employment benefits | Funded
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	0.4	3.7
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 6.6	$ 14.3
Post-employment benefits | Funded | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 14.9
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 18.1
Post-employment benefits | Funded | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1.5
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1.5